Note 14 - Shareholders' Equity (Details) ¥ / shares in Units, ¥ in Thousands									1 Months Ended					12 Months Ended
	Nov. 07, 2014 JPY (¥) ¥ / shares	Jul. 10, 2014 ¥ / shares shares	Jan. 01, 2014 shares	Nov. 08, 2013 JPY (¥) ¥ / shares	Jul. 11, 2013 ¥ / shares shares	Nov. 08, 2012 JPY (¥) ¥ / shares	Oct. 01, 2012 shares	Jul. 13, 2012 ¥ / shares shares	Jun. 25, 2014 JPY (¥) ¥ / shares	Aug. 31, 2013 JPY (¥) ¥ / shares shares	Jul. 31, 2013 ¥ / shares shares	Jun. 26, 2013 JPY (¥) ¥ / shares	Jun. 27, 2012 JPY (¥) ¥ / shares	Mar. 31, 2015 JPY (¥) ¥ / shares shares	Mar. 31, 2014 JPY (¥) ¥ / shares shares	Mar. 31, 2013 JPY (¥) ¥ / shares	Jun. 28, 2011 ¥ / shares	Jun. 28, 2006 JPY (¥)
Note 14 - Shareholders' Equity (Details) [Line Items]
Net Assets Minimum Requirement After Dividends														¥ 3,000
Adjustments to Additional Paid in Capital to Eliminate Accumulated Deficit																		¥ 21,980,395
Adjustments Common Stock to Eliminate Accumulated Deficit																		¥ 2,539,222
Percentage of Dividends Appropriated as Legal Reserve														10.00%
Additional Paid in Capital Percentage of Common Stock														25.00%
Retained Earnings Available For Dividends Under the Company Act														¥ 23,022,416
Common Stock, Dividends, Per Share, Declared (in Yen per share) | ¥ / shares	¥ 11			¥ 11		¥ 8.75			¥ 11			¥ 10	¥ 8.75
Dividends	¥ 505,365			¥ 505,329		¥ 354,697			¥ 505,330			¥ 405,368	¥ 354,697
Stockholders' Equity Note, Stock Split, Conversion Ratio							200
Stock Issued During Period, Shares, New Issues (in Shares) | shares										700,000	4,700,000
Sale of Stock, Price Per Share (in Yen per share) | ¥ / shares										¥ 3,208	¥ 3,346
Share Price (in Yen per share) | ¥ / shares											¥ 3,208
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs										¥ 51,996
Proceeds from Issuance of Common Stock										¥ 17,271,204					¥ 17,271,204
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Yen per share) | ¥ / shares														¥ 1	¥ 1	¥ 1	¥ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares														128	89
Share-based Compensation														¥ 54,965	¥ 53,542	¥ 40,007
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized														¥ 13,523
Directors and Executive Officers [Member]
Note 14 - Shareholders' Equity (Details) [Line Items]
Options Exercisable Service Period														1 year
Options Exercisable Expiration Period														29 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares		128			89			130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Yen per share) | ¥ / shares		¥ 422,600			¥ 647,000			¥ 318,562
Options After Stock Split [Member]
Note 14 - Shareholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares							200
IIJ-Exlayer [Member] | Treasury Stock [Member]
Note 14 - Shareholders' Equity (Details) [Line Items]
Treasury Stock Alloted During Period, Shares, Acquisitions (in Shares) | shares			104